Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TCW ETF Trust
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000248589
Shareholder Report [Line Items]
Fund Name	TCW Artificial Intelligence ETF
Trading Symbol	AIFD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Artificial Intelligence ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Artificial Intelligence ETF	$41	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 107,328,215
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$107,328,215 # of Portfolio Holdings33 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Semiconductors & Semiconductor Equipment	31.0%
Communications Equipment	15.4%
Software	12.4%
Interactive Media & Services	8.1%
Electrical Equipment	7.8%
IT Services	6.6%
Broadline Retail	4.3%
Machinery	4.2%
Electronic Equipment, Instruments & Components	3.7%
Other Security TypesFootnote Reference*	6.5%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/products/etfs for a complete listing of all categories.

Largest Holdings [Text Block]

Top 10 Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	7.1%
Lumentum Holdings, Inc.	7.0%
Broadcom, Inc.	6.6%
Alphabet, Inc., Class A	6.1%
Arista Networks, Inc.	5.9%
Vertiv Holdings Co., Class A	4.9%
Marvell Technology, Inc.	4.6%
Amazon.com, Inc.	4.3%
Micron Technology, Inc.	4.1%
DigitalOcean Holdings, Inc.	3.8%

C000248590
Shareholder Report [Line Items]
Fund Name	TCW Durable Growth ETF
Trading Symbol	GRW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Durable Growth ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Durable Growth ETF	$36	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[2]
AssetsNet	$ 71,821,222
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$71,821,222 # of Portfolio Holdings31 Portfolio Turnover Rate44%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Aerospace & Defense	19.9%
Semiconductors & Semiconductor Equipment	13.6%
Software	10.4%
Interactive Media & Services	8.8%
Electrical Equipment	7.7%
Financial Services	6.8%
Capital Markets	4.4%
Hotels, Restaurants & Leisure	4.0%
Specialty Retail	4.0%
Other Security TypesFootnote Reference*	20.4%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/products/etfs for a complete listing of all categories.

Largest Holdings [Text Block]

Top 10 Holdings (as a % of Net Assets)

Table Summary
Broadcom, Inc.	9.4%
Alphabet, Inc., Class A	8.8%
TransDigm Group, Inc.	7.5%
General Electric Co.	5.8%
ASML Holding NV	4.2%
Hilton Worldwide Holdings, Inc.	4.0%
O'Reilly Automotive, Inc.	4.0%
Linde plc	3.9%
HEICO Corp.	3.8%
Citibank, New York	3.6%

C000224885
Shareholder Report [Line Items]
Fund Name	TCW Transform 500 ETF
Trading Symbol	VOTE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Transform 500 ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform 500 ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[3]
AssetsNet	$ 1,039,572,835
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,039,572,835 # of Portfolio Holdings507 Portfolio Turnover Rate1%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Semiconductors & Semiconductor Equipment	16.5%
Interactive Media & Services	8.9%
Software	8.1%
Technology Hardware, Storage & Peripherals	7.4%
Broadline Retail	4.4%
Banks	3.4%
Financial Services	3.4%
Oil, Gas & Consumable Fuels	3.2%
Capital Markets	3.0%
Other Security TypesFootnote Reference*	41.7%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/products/etfs for a complete listing of all categories.

Largest Holdings [Text Block]

Top 10 Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.4%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.4%

C000237925
Shareholder Report [Line Items]
Fund Name	TCW Transform Supply Chain ETF
Trading Symbol	SUPP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Transform Supply Chain ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Supply Chain ETF	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[4]
AssetsNet	$ 12,126,869
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$12,126,869 # of Portfolio Holdings29 Portfolio Turnover Rate36%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Semiconductors & Semiconductor Equipment	31.8%
Electrical Equipment	12.4%
Aerospace & Defense	9.8%
Construction Materials	7.6%
Building Products	6.6%
Ground Transportation	5.8%
Machinery	5.3%
Commercial Services & Supplies	4.6%
Other Security TypesFootnote Reference*	15.9%
Other Assets in Excess of Liabilities	0.2%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/products/etfs for a complete listing of all categories.

Largest Holdings [Text Block]

Top 10 Holdings (as a % of Net Assets)

Table Summary
NVIDIA Corp.	7.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7.6%
Broadcom, Inc.	7.1%
Eaton Corp. plc	6.5%
Forgent Power Solutions, Inc., Class A	5.8%
Martin Marietta Materials, Inc.	5.3%
Lam Research Corp.	5.2%
Carpenter Technology Corp.	4.9%
TransDigm Group, Inc.	4.8%
ASML Holding NV	4.1%

C000228741
Shareholder Report [Line Items]
Fund Name	TCW Transform Systems ETF
Trading Symbol	PWRD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Transform Systems ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Systems ETF	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[5]
AssetsNet	$ 1,473,280,544
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,473,280,544 # of Portfolio Holdings32 Portfolio Turnover Rate48%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Electrical Equipment	24.4%
Semiconductors & Semiconductor Equipment	19.4%
Aerospace & Defense	16.5%
Oil, Gas & Consumable Fuels	11.5%
Machinery	6.0%
Building Products	4.2%
Construction & Engineering	3.3%
Communications Equipment	3.0%
Other Security TypesFootnote Reference*	11.8%
Liabilities in Excess of Other Assets	(0.1)%
Footnote	Description
Footnote*	Please refer to the Fund's Semi-Annual Financial Statements which are available on the Fund's website at www.tcw.com/products/etfs for a complete listing of all categories.

Largest Holdings [Text Block]

Top 10 Holdings (as a % of Net Assets)

Table Summary
General Electric Co.	7.6%
Vertiv Holdings Co., Class A	7.1%
Safran S.A.	5.6%
Broadcom, Inc.	5.2%
GE Vernova, Inc.	4.8%
Powell Industries, Inc.	4.4%
Trane Technologies plc	4.2%
Applied Materials, Inc.	4.2%
KLA Corp.	4.0%
Venture Global, Inc., Class A	3.8%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.